CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares issued	75,545,390	58,582,469	37,428,394
Common stock, shares outstanding	75,545,390	58,582,469	37,428,394
Preferred stock, shares issued	55,920,127
Undesignated Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	39,999,900	40,000,000	40,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Convertible Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	60,000,000	60,000,000	60,000,000
Preferred stock, shares issued	55,920,127	56,282,599	56,635,000
Preferred stock, shares outstanding	55,920,127	56,282,599	56,635,000
Class B Convertible Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100	100
Preferred stock, shares issued	90	0
Preferred stock, shares outstanding	90	0